Average Annual Total Returns - Small Cap Value Fund	Small Cap Value Fund Class Past One Year	Small Cap Value Fund Class Past Five Years	Small Cap Value Fund Class Past Ten Years	Small Cap Value Fund Class Return after taxes on distributions Past One Year	Small Cap Value Fund Class Return after taxes on distributions Past Five Years	Small Cap Value Fund Class Return after taxes on distributions Past Ten Years	Small Cap Value Fund Class Return after taxes on distributions and sales of shares Past One Year	Small Cap Value Fund Class Return after taxes on distributions and sales of shares Past Five Years	Small Cap Value Fund Class Return after taxes on distributions and sales of shares Past Ten Years	Russell 2000 Value® Index (Index reflects no deduction for fees and expenses) Past One Year	Russell 2000 Value® Index (Index reflects no deduction for fees and expenses) Past Five Years	Russell 2000 Value® Index (Index reflects no deduction for fees and expenses) Past Ten Years
Total	(4.01%)	4.89%	6.52%	(6.23%)	3.12%	5.00%	(2.07%)	3.47%	4.62%	4.63%	9.65%	8.66%